Consolidated Statements of Income - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (Note 7)	$ 9,065	$ 6,476
Cost of sales	(7,458)	(5,364)
Gross profit	1,607	1,112
Other operating income (expenses)
General and administration	(275)	(296)
Exploration	(87)	(86)
Research and innovation	(50)	(117)
Asset impairment	(1,053)	0
Other operating income (expense) (Note 10)	(151)	(391)
Profit (loss) from operations	(9)	222
Finance income (Note 11)	234	110
Finance expense (Note 11)	(953)	(160)
Non-operating income (expense) (Note 12)	7	(249)
Share of profit of joint venture (Note 16)	3	2
Profit (loss) before taxes from continuing operations	(718)	(75)
Provision for income taxes from continuing operations (Note 25(a))	(205)	(237)
Loss from continuing operations	(923)	(312)
Profit from discontinued operations (Note 5)	1,206	2,620
Profit for the year	283	2,308
Loss from continuing operations attributable to:
Shareholders of the company	(467)	(118)
Non-controlling interests	(456)	(194)
Loss from continuing operations	(923)	(312)
Profit (loss) attributable to:
Shareholders of the company	406	2,409
Non-controlling interests	$ (123)	$ (101)
Loss per share from continuing operations
Basic (in dollars per share)	$ (0.90)	$ (0.23)
Diluted (in dollars per share)	(0.90)	(0.23)
Earnings per share from discontinued operations
Basic (in dollars per share)	1.69	4.88
Diluted (in dollars per share)	1.68	4.81
Earnings per share
Basic (in dollars per share)	0.79	4.65
Diluted (in dollars per share)	$ 0.78	$ 4.59
Weighted average shares outstanding (millions) (in shares)	516,011	517,828
Weighted average diluted shares outstanding (millions) (in shares)	520,042	525,344
Shares outstanding at end of year (millions) (in shares)	506,300	517,300